Debt, Convertible Notes, and Warrants (Tables) - Planet Labs Inc.	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Summary of the company's debt balance and outstanding
A summary of the Company’s debt balance and outstanding convertible notes as of October 31, 2021 is as follows:

	Net Carrying Value
	Current	Long-term	Principal Balance	Contractual Interest Rate	Maturity Date
(in thousands, except percentages)
Venture Tranche B	$7,841	$—	$6,035	—%	n/a
2020 Convertible Notes	102,112	—	71,125	6.0%	June 22, 2022
SVB & Hercules Loan	64,972	—	66,950	11.0%	June 21, 2022

A summary of the Company’s debt balance and outstanding convertible notes as of January 31, 2021 is as follows:

	Net Carrying Value
	Current	Long-term	Principal Balance	Contractual Interest Rate	Maturity Date
(in thousands, except percentages)
Venture Tranche B	$8,244	—	$6,035	—	n/a
2020 Convertible Notes	—	$92,968	$71,125	6%	6/22/2022
SVB & Hercules Loan	—	$62,644	$66,950	11%	6/21/2022

Summary of interest expense
The following table presents the interest expense related to the contractual interest coupon, the amortization of debt issuance costs and the amortization of debt discounts:

	Nine Months Ended October 31,
(in thousands)	2021	2020
Contractual interest coupon	$5,422	$4,869
Amortization of debt issuance costs	679	583
Amortization of debt discounts	1,649	1,383
Debt extinguishment gain	—	(673)

Total interest expense and extinguishment loss	$7,750	$6,162

The following table presents the interest expense related to the contractual interest coupon, the amortization of debt issuance costs, the
amortization of debt discounts and loss (gain) on extinguishment of debt:

	Year Ended January 31,
(in thousands)	2021	2020
Contractual interest coupon	$6,697	$5,554
Amortization of debt issuance costs	811	402
Amortization of debt discounts	1,939	990
Debt extinguishment (gain) loss	(673)	11,529

Total interest expense and extinguishment (gain) loss	$8,774	$18,475

Summary of future payments related to loan principal amounts
As of October 31, 2021, future payments related to loan principal amounts due per fiscal year are as follows:

(in thousands)
Remainder of 2022:
2022	$—
2023	138,075
2024	—
2025	—
2026	—

Total loan principal due	138,075
Add: Venture Tranche B, principal balance	6,035
Add : Change in fair value of liabilities	35,390
Less: Amount representing discount accretion and warrant issued	(4,575)

Net carrying value of debt	$174,925

Future payments related to loan principal amounts due per fiscal year are as follows:

(in thousands)
2022	$—
2023	138,075
2024	—
2025	—
2026	—

Total loan principal due	138,075
Add: Venture Tranche B, principal balance	6,035
Add : Change in fair value of liabilities	26,648
Less: Amount representing discount accretion and warrant issued	(6,902)

Net carrying value of debt	$163,856

Summary of company's debt and convertible note agreements and outstanding
A summary of warrants issued in connection with the Company’s debt and convertible note agreements and outstanding as of October 31, 2021 is as follows:

	Number of Warrants Outstanding	Number of Warrants Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Term (in Years)
Warrants to purchase Class A Common Stock	936,100	936,100	$0.004	7.90
Warrants to purchase Series B Convertible Preferred Stock	497,010	497,010	5.030	3.33
Warrants to purchase Series D Convertible Preferred Stock	1,476,468	1,476,468	14.375	7.77

A summary of warrants issued in connection with the above transactions and outstanding as of January 31, 2021 is as follows:

	Number of Warrants Outstanding	Number of Warrants Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Term (in Years)
Warrants to purchase Class A Common Stock	936,100	936,100	$0.004	8.65
Warrants to purchase Series B Convertible Preferred Stock	497,010	497,010	$5.030	4.08
Warrants to purchase Series D Convertible Preferred Stock	1,476,468	1,476,468	$14.375	8.52